UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 128 South Tryon Street Suite 1580
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead			Charlotte, NC		11/12/2008
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    87

Form 13F Information Table Value Total:  $  98290
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


  NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000PRN AMT PRN    CALL  DISCRETION   MANAGERS        SOLE    SHARED  OTHER
                                                  VALUE  SHRS OR SH/    PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000PRN AMT PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED  OTHER
Amerigas Propane        COM            030975106  1,324  43,500 SH               SOLE        N/A     43,500
Archer-Daniels-Midlnd CoCOM            039483102  964    44,000 SH               SOLE        N/A     44,000
Autodesk                COM            052769106  1,800  53,665 SH               SOLE        N/A     53,665
Auto Data Processing    COM            053015103  311    7,270  SH               SOLE        N/A     7,270
BB&T Corporation        COM            054937107  408    10,800 SH               SOLE        N/A     10,800
Bank of America         COM            060505104  970    27,720 SH               SOLE        N/A     27,720
Berkshire Hathaway Cl B CL B           084670207  220    50     SH               SOLE        N/A     50
Best Buy Company Inc.   COM            086516101  1,043  27,810 SH               SOLE        N/A     27,810
Buckeye Partners Uts L PUNIT LTD PARTN 118230101  321    8,650  SH               SOLE        N/A     8,650
Chevrontexaco Corp      COM            166764100  1,451  17,590 SH               SOLE        N/A     17,590
Clorox Company          COM            189054109  1,259  20,090 SH               SOLE        N/A     20,090
Coca Cola               COM            191216100  925    17,490 SH               SOLE        N/A     17,490
Commercial Metals Co    COM            201723103  581    34,400 SH               SOLE        N/A     34,400
Coventry Health Care IncCOM            222862104  1,353  41,558 SH               SOLE        N/A     41,558
Emerson Electric Co.    COM            291011104  1,844  45,205 SH               SOLE        N/A     45,205
Enterprise Prd Prtnrs LpCOM            293792107  3,167  122,891SH               SOLE        N/A     122,891
Equitable Resources Inc SH BEN INT     294549100  367    10,000 SH               SOLE        N/A     10,000
Ferrellgas Partners     UNIT LTD PART  315293100  1,883  102,900SH               SOLE        N/A     102,900
Fiserv Inc              COM            337738108  2,103  44,440 SH               SOLE        N/A     44,440
General Dynamics Corp   COM            369550108  1,410  19,153 SH               SOLE        N/A     19,153
General Electric        COM            369604103  1,986  77,886 SH               SOLE        N/A     77,886
Halliburton Company     COM            406216101  561    17,320 SH               SOLE        N/A     17,320
Hewlett-Packard Company COM            428236103  259    5,601  SH               SOLE        N/A     5,601
Intuit Inc              COM            461202103  1,883  59,570 SH               SOLE        N/A     59,570
Ishare S&P 500          UNIT SER 1     464287200  366    3,129  SH               SOLE        N/A     3,129
Ishares Emerging Mkt.   MCSI EMERG MKT 464287234  1,566  45,823 SH               SOLE        N/A     45,823
Ishares GS Corp. Bond   IBOXX INV CPBD 464287242  274    3,047  SH               SOLE        N/A     3,047
Ishares International EAMSCI EAFE IDX  464287465  484    8,605  SH               SOLE        N/A     8,605
S&P MidCap 400 I-S      S&P MIDCAP 400 464287507  518    7,154  SH               SOLE        N/A     7,154
S&P Small Cap 600       S&P SMLCAP 600 464287804  815    13,687 SH               SOLE        N/A     13,687
Ishares Intermediate CorLEHMAN INTER C 464288638  461    4,985  SH               SOLE        N/A     4,985
Johnson & Johnson       COM            478160104  2,651  38,258 SH               SOLE        N/A     38,258
Kimberly Clark          COM            494368103  1,004  15,485 SH               SOLE        N/A     15,485
Kinder Morgan Energy Lp UNIT LTD PART  494550106  2,879  55,335 SH               SOLE        N/A     55,335
L-3 Communications HldgsCOM            502424104  971    9,875  SH               SOLE        N/A     9,875
Lincoln National Corp   COM            534187109  291    6,804  SH               SOLE        N/A     6,804
Lowes Companies         COM            548661107  396    16,728 SH               SOLE        N/A     16,728
Magellan Midstream PartnCOM UNIT RP LP 559080106  2,213  68,300 SH               SOLE        N/A     68,300
Marathon Oil Group      COM            565849106  1,990  49,920 SH               SOLE        N/A     49,920
McGraw-Hill Cos         COM            580645109  907    28,695 SH               SOLE        N/A     28,695
Microsoft Corp          COM            594918104  831    31,131 SH               SOLE        N/A     31,131
Mylan Labs.             COM            628530107  1,295  113,437SH               SOLE        N/A     113,437
Nationwide Finl Svcs ClaCL A           638612101  647    13,125 SH               SOLE        N/A     13,125
Nokia Corporation       SPONSORED ADR  654902204  1,826  97,907 SH               SOLE        N/A     97,907
Oneok Inc New           UNIT LTD PARTN 682680103  221    6,430  SH               SOLE        N/A     6,430
Pepsico Inc.            COM            713448108  1,711  24,010 SH               SOLE        N/A     24,010
Plains All Amern Ppln LpUNIT LTD PARTN 726503103  3,111  78,532 SH               SOLE        N/A     78,532
Plum Creek Timber       COM            729251108  1,400  28,075 SH               SOLE        N/A     28,075
Prologis                SH BEN INT     743410102  1,067  25,865 SH               SOLE        N/A     25,865
Realty Income           COM            756109104  1,869  73,005 SH               SOLE        N/A     73,005
Royal Bk Cda Montreal   COM            780087102  426    8,875  SH               SOLE        N/A     8,875
Schlumberger            COM            806857108  363    4,650  SH               SOLE        N/A     4,650
Staples Inc             COM            855030102  1,108  49,230 SH               SOLE        N/A     49,230
Suburban Propane        UNIT LTD PART  864482104  2,395  71,320 SH               SOLE        N/A     71,320
Teppco Partners L P     UT LTD PARTNER 872384102  1,889  72,302 SH               SOLE        N/A     72,302
Vanguard Emerging MarketEMR MKT ETF    922042858  444    12,800 SH               SOLE        N/A     12,800
Vanguard Large Growth   GROWTH ETF     922908736  821    15,720 SH               SOLE        N/A     15,720
Wal-Mart Stores Inc.    COM            931142103  289    4,823  SH               SOLE        N/A     4,823
Western Union           COM            959802109  292    11,855 SH               SOLE        N/A     11,855
Target Corporation      COM            87612E106  1,098  22,385 SH               SOLE        N/A     22,385
Conocophillips          COM            20825C104  478    6,530  SH               SOLE        N/A     6,530
Dominion Resources Inc. COM            25746U109  625    14,620 SH               SOLE        N/A     14,620
Duke                    COM            26441C105  345    19,787 SH               SOLE        N/A     19,787
Enbridge Energy         COM            29250R106  2,898  72,840 SH               SOLE        N/A     72,840
Energy Transfer PartnersUNIT LTD PARTN 29273R109  2,135  57,975 SH               SOLE        N/A     57,975
Energy Transfer Equity  COM UT LTD PTN 29273V100  676    31,100 SH               SOLE        N/A     31,100
Entergy Corp.           COM            29364G103  543    6,096  SH               SOLE        N/A     6,096
Equity Residential PropeSH BEN INT     29476L107  297    6,680  SH               SOLE        N/A     6,680
Exxon-Mobil             COM            30231G102  1,117  14,382 SH               SOLE        N/A     14,382
FedEx Corporation       COM            31428X106  1,343  16,996 SH               SOLE        N/A     16,996
Fidelity Natl Finl Inc  COM            31620R105  315    21,420 SH               SOLE        N/A     21,420
Global Payments Inc     COM            37940X102  1,444  32,180 SH               SOLE        N/A     32,180
Lab Cp Of Amer Hldg New COM            50540R409  2,720  39,130 SH               SOLE        N/A     39,130
Nustar Energy, LP       UNIT COM       67058H102  2,280  53,685 SH               SOLE        N/A     53,685
Oneok Partners Lp       UNIT LTD PARTN 68268N103  2,660  52,435 SH               SOLE        N/A     52,435
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104  411    10,125 SH               SOLE        N/A     10,125
International Dividend AINTL DIV ACHV  73935X716  1,019  67,920 SH               SOLE        N/A     67,920
S P D R -S&P 500        UNIT SER 1     78462F103  543    4,685  SH               SOLE        N/A     4,685
Sealed Air              COM            81211K100  240    10,925 SH               SOLE        N/A     10,925
Sunoco Logistics PartnerCOM UNITS      86764L108  1,160  26,225 SH               SOLE        N/A     26,225
Synovus Financial Corp. COM            87161C105  261    25,265 SH               SOLE        N/A     25,265
WT Internat. CommunicatiINTL COMMUNICA 97717W745  555    22,520 SH               SOLE        N/A     22,520
Zimmer Holdings Inc     COM            98956P102  1,766  27,350 SH               SOLE        N/A     27,350
Ingersoll Rand Co       CL A           G4776G101  392    12,590 SH               SOLE        N/A     12,590
Noble Corp              SHS            G65422100  1,885  42,930 SH               SOLE        N/A     42,930
Willis Group Holdings   SHS            G96655108  683    21,185 SH               SOLE        N/A     21,185
Royal Caribbean Cruises COM            V7780T103  217    10,465 SH               SOLE        N/A     10,465

 Total                                           98290